SHARE-BASED COMPENSATION: - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Number of Options
Balance at the beginning	103,239,069
Granted	1,941,995
Exercised	(4,368,250)
Forfeited	(1,081,144)
Balance at the end	99,731,670	103,239,069
Exercisable at the end	60,464,486
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 1.71
Granted (in dollars per share)	5.48
Exercised (in dollars per share)	0.81
Forfeited (in dollars per share)	2.51
Balance at the end (in dollars per share)	1.81	$ 1.71
Exercisable at the end (in dollars per share)	$ 1.33
Weighted- Average Remaining Contractual Term and Aggregate Intrinsic Value
Weighted average remaining contractual term (in years)	5 years 7 months 13 days	5 years 11 months 12 days
Exercisable at the end (in years)	4 years 6 months 21 days
Balance at the beginning (in dollars)	$ 622,635
Balance at the end (in dollars)	92,154	$ 622,635
Exercisable at the end (in dollars)	74,765
Aggregate intrinsic values of share options exercised	$ 17,038